Organization and Principal Activities	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Organization and Principal Activities

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Momo Inc. (the “Company”) is the holding company for a group of companies, which is incorporated in the British Virgin Islands (“BVI”) on November 23, 2011. In July 2014, the Company was redomiciled in the Cayman Islands (“Cayman”) as an exempted company registered under the laws of the Cayman Islands, and was renamed Momo Inc. The Company, its subsidiaries, which include the wholly-foreign owned enterprises (“WFOEs”), its consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively the “Group”) are principally engaged in providing mobile-based social and entertainment services. The Group started its operation in July 2011. The Group started its monetization in the third quarter of 2013, by offering a platform for live video services, value-added services, mobile marketing services, mobile games and other services.
In May 2018, the Company completed the acquisition of 100% equity stake of Tantan Limited (“Tantan”). Tantan is a leading social and dating app for the younger generation that was founded in 2014. Tantan is designed to help its users find and establish romantic connections as well as meet interesting people. The total consideration consisted of cash consideration of RMB3,930,246 (US$613,181) and 5,328,853 Class A ordinary shares of the Company. Refer to Note 3 for further details.
As of December 31, 2019, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Major subsidiaries
Momo Technology HK Company Limited (“Momo HK”)
Beijing Momo Information Technology Co., Ltd. (“Beijing Momo IT”)
Qool Media HongKong Limited (“QOOL HK”)
Tantan Limited (“Tantan”)
Tantan Hong Kong Limited (“Tantan HK”)
Tantan Technology (Beijing) Co., Ltd. (“Tantan Technology”)
QOOL Media Inc. (“QOOL Inc.”)
QOOL Media Technology (Tianjin) Co., Ltd. (“QOOL Media”)
Major VIEs
Beijing Momo Technology Co., Ltd. (“Beijing Momo”) *
QOOL Media (Tianjin) Co., Ltd. (“QOOL Tianjin”) *
Tantan Culture Development (Beijing) Co., Ltd. (“Tantan Culture”) *
Major VIEs’ subsidiaries
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”) *
Tianjin Heer Technology Co., Ltd. (“Tianjin Heer”) *
Loudi Momo Technology Co., Ltd. (“Loudi Momo”) *
Momo Pictures Co., Ltd. (“Momo Pictures”) *

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

The VIE arrangements
The People’s Republic of China (“PRC”) regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services, advertising services and internet services in the PRC where certain licenses are required for the provision of such services. The Group provides substantially all of its services in China through certain PRC domestic companies, which hold the operating licenses and approvals to enable the Group to provide such mobile internet content services in the PRC. Specifically, these PRC domestic companies that are material to the Company’s business are Beijing Momo, Chengdu Momo, Tianjin Heer, Loudi Momo, QOOL Tianjin, Momo Pictures and Tantan Culture. The equity interests of these PRC domestic companies are held by PRC citizens or by PRC entities owned and/or controlled by PRC citizens.
The Company obtained control over its VIEs by entering into a series of contractual arrangements with the VIEs and their equity holders (the “Nominee Shareholders”), which enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIEs, the Company’s rights under the Power of Attorney also provide the Company’s abilities to direct the activities that most significantly impact the VIEs economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew the Exclusive Cooperation Agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that the Exclusive Cooperation Agreements is executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIEs.
Details of the typical structure of the Company’s significant VIEs are set forth below:
Agreements that provide the Company effective control over the VIEs:
(1)	Power of Attorney s

Pursuant to the Power of Attorney
s
, the Nominee Shareholders of the VIEs each irrevocably appointed respective WFOEs as the attorney-in-fact
to act on their behalf on all matters pertaining to the VIEs and to exercise all of their rights as a shareholder of the VIEs, including but not limited to convene, attend and vote on their behalf at shareholders’ meetings, designate and appoint directors and senior management members. The WFOEs may authorize or assign their rights under this appointment to a person as approved by its board of directors at its sole discretion. Each power of attorney will remain in force until the shareholder ceases to hold any equity interest in the VIEs. The Company believes the Powers of Attorney
s
can demonstrate the power of its WFOEs to direct how the VIEs should conduct their daily operations.
(2)	Exclusive Call Option Agreement s

Under the Exclusive Call Option Agreement
s
among the WFOEs, the VIEs and their Nominee Shareholders, each of the Nominee Shareholders irrevocably granted the respective WFOE or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of his, her or its equity interests in the VIEs at the consideration equal to the nominal price or at lowest price as permitted by PRC laws.
The WFOEs or their designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without the WFOEs’ written consent, the Nominee Shareholders of the VIEs shall not transfer, donate, pledge, or otherwise dispose any equity interests of the VIEs in any way. In addition, any consideration paid by the WFOEs to the Nominee Shareholders of the VIEs in exercising the option shall be transferred back to the respective WFOE or its designated representative(s). This
a
greement could be terminated when all the shareholders’ equity were acquired by the WFOEs or their designated representative(s) subject to the law of PRC.
In addition, the VIEs irrevocably granted the WFOEs an exclusive and irrevocable option to purchase any or all of the assets owned by the VIEs at the lowest price permitted under PRC law. Without the WFOEs’ prior written consent, the VIEs and their Nominee Shareholders will not sell, transfer, mortgage or otherwise dispose of the VIEs’ material assets, legal or beneficial interests or revenues of more than certain amount or allow an encumbrance on any interest in the VIEs.
(3)	Spousal Consent Letters

Each spouse of the married Nominee Shareholders of the VIEs entered into a Spousal Consent Letter, which unconditionally and irrevocably agreed that the equity interests in the VIEs held by and registered in the name of their spouse will be disposed of pursuant to the Equity Interest Pledge Agreement
s
, the Exclusive Call Option Agreement
s
, and the Power of Attorney
s
. Each spouse agreed not to assert any rights over the equity interests in the VIEs held by their spouse. In addition, in the event that the spouse obtains any equity interests in the VIEs held by their spouse for any reason, they agreed to be bound by the contractual arrangements.
Agreements that transfer economic benefits to the Company:
(1)	Exclusive Cooperation Agreements

Each relevant VIEs has entered into an exclusive technology services
a
greement or an exclusive services
a
greement with the respective WFOEs, pursuant to which the relevant WFOEs provides exclusive services to the VIEs. In exchange, the VIEs pay a service fee to the WFOEs, the amount of which shall be determined, to the extent permitted by applicable PRC laws as proposed by the WFOEs, resulting in a transfer of substantially all of the profits from the VIEs to the WFOEs.
(2)	Equity Interest Pledge Agreement s

Under the equity interest pledge agreement among the WFOEs and each of the Nominee Shareholders of the VIEs, the Nominee Shareholders pledged all of their equity interests in the VIEs to the respective WFOEs to guarantee the VIEs’ and their shareholders’ payment obligations arising from the Exclusive Cooperation Agreements, Business Operation
s
Agreements and the Exclusive Call Option Agreements, including but not limited to, the payments due to the respective WFOEs for services provided.
If any VIEs or any of their Nominee Shareholders breaches their contractual obligations under the above agreements, the respective WFOEs, as the pledgee, will be entitled to certain rights and entitlements, including receiving priority proceeds from the auction or sale of whole or part of the pledged equity interests of the VIEs in accordance with PRC legal procedures. During the term of the pledge, the shareholders of the VIEs shall cause the VIEs not to distribute any dividends and if they receive any dividends generated by the pledged equity interests, they shall transfer such received amounts to an account designated by the respective parties according to the instruction of the respective WFOEs.
The pledge will remain binding until the VIEs and their Nominee Shareholders have fully performed all their obligations under the Exclusive Cooperation Agreements, Business Operations Agreements and Exclusive Call Option Agreements.
(3)	Business Operations Agreements

Under the Business Operations Agreements among the WFOEs, the VIEs and the Nominee Shareholders of the VIEs, without the prior written consent of the WFOEs or their designated representative(s), the VIEs shall not conduct any transaction that may substantially affect the assets, business, operation or interest of the WFOEs. The VIEs and Nominee Shareholders shall also follow the WFOEs’ instructions on management of the VIEs’ daily operation, finance and employee matters and appoint the nominee(s) designated by the WFOEs as the director(s) and senior management members of the VIEs. In the event that any agreements between the WFOEs and the VIEs terminates, the WFOEs have the sole discretion to determine whether to continue any other agreements with the VIEs. The WFOEs are entitled to any dividends or other interests declared by the VIEs and the shareholders of the VIEs have agreed to promptly transfer such dividends or other interests to the WFOEs. The agreement shall remain effective for 10 years. At the discretion of the WFOEs, this agreement will be renewed on applicable expiration dates, or the WFOEs and the VIEs will enter into another exclusive agreement.
Through these contractual agreements, the Company has the ability to effectively control the VIEs and is also able to receive substantially all the economic benefits of the VIEs.
Risk in relation to the VIE structure
The Company believes that the WFOEs’ contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.
However, the Company cannot assure that when conflicts of interest arise, the shareholders will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as the beneficial owners and director of the VIEs on the one hand, and as beneficial owners and directors or officer of the Company, on the other hand. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the Exclusive Call Option Agreement
s
provides the Company with a mechanism to remove the shareholders as the beneficial shareholders of the VIEs should they act to the detriment of the Company. The Company relies on the VIEs’ shareholders, as directors and officer of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and the Cayman and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the VIEs’ shareholders, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.
The Company’s ability to control the VIEs also depends on the Power of Attorney
s
. The WFOEs and VIEs have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these Power of Attorney
s
are legally enforceable but may not be as effective as direct equity ownership.
In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:
•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, WFOEs, or the VIEs.
The following consolidated financial statements amounts and balances of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	1,502,395	1,147,848
Short- t erm deposits	—	800,000
Accounts receivable, net of allowance for doubtful accounts of RMB nil and RMB12,209 as of December 31, 201 8 and 201 9 , respectively	719,606	259,250
Amount due from related parties	—	4,382
Prepaid expenses and other current assets	425,974	416,862

Total current assets	2,647,975	2,628,342

Right-of-use assets, net	—	39,693
Property and equipment, net	72,539	42,668
Intangible assets	42,821	37,089
Rental deposits	11,619	10,570
Long-term investments	447,465	495,905
Deferred tax assets	52,887	34,514
Other non-current assets	67,480	43,970
Goodwill	22,130	22,130

Total assets	3,364,916	3,354,881

Accounts payable	549,173	611,471
Deferred revenue	441,392	497,166
Accrued expenses and other current liabilities	304,363	244,759
Amounts due to related parties	43,213	29,554
Lease liabilities due within one year	—	6,830
Income tax payable	113,733	122,403

Total current liabilities	1,451,874	1,512,183

Deferred tax liabilities	10,705	9,272
Lease liabilities	—	17,466

Total liabilities	1,462,579	1,538,921

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	8,886,390	13,408,421	17,001,337
Net income	4,890,438	6,292,183	8,511,991
Net cash provided by operating activities	4,997,183	5,913,709	9,125,496
Net cash used in investing activities	(174,333)	(151,546)	(881,828)
Net cash provided by financing activities	490	—	11,000

The unrecognized revenue-producing assets that are held by the VIEs are primarily self-developed intangible assets such as domain names, trademark and various licenses which are un-recognized
on
the consolidated balance sheets.
The VIEs contributed an aggregate of 100%
, 100% and 99.9%
of the consolidated net revenues for each of the years ended December 31, 2017
,
2018
and 2019
, respectively. As of the fiscal years ended December 31, 2018 and 2019, the VIEs accounted for an aggregate of 17.7% and 14.9%, respectively, of the consolidated total assets, and 18.4% and 17.6%, respectively, of the consolidated total liabilities. The assets that were not associated with the VIEs primarily consist of cash and cash equivalents, short-term deposits, long-
term deposits, intangible assets and goodwill.
There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 22 for disclosure of restricted net assets. The Group may lose the ability to use and enjoy assets held by the VIEs that are important to the operation of business if the VIEs declare bankruptcy or become subject to a dissolution or liquidation proceeding.